Share Based Compensation Expenses (Tables)	12 Months Ended
Jun. 30, 2023
Share Based Compensation Expenses [Abstract]
Schedule of Share Based Compensation Expenses	For the years ended June 30, 2021, 2022 and 2023, total share-based compensation expenses that pushed down to the Company from the Predecessors, were RMB101,830, RMB100,988 and nil, respectively.
	For the years ended June 30,
	2021	2022	2023
	RMB	RMB	RMB

(a) Share options issued by Predecessors to employees	91,907	100,629	-
(b) Share options issued by Company to employees	-	190,370	191,583
(c) Restriction of ordinary shares held by the Founder	9,923	430	49
Total	101,830	291,429	191,632

Schedule of Summary of Activities of Share Options	A summary of activities of share options of the Predecessors and the Company for the years ended June 30, 2021, 2022 and 2023 is presented below:
	Options Outstanding	Weighted Average Exercise Price (US$)	Weighted Average Remaining Contractual Life (In years)	Aggregate Intrinsic Value (RMB)

Outstanding as of July 1, 2020	5,303,958	0.0197	8.20	17,849
Granted	10,984,915	0.4259
Exercised	(600,000)	0.0005
Forfeited	(1,370,061)	0.1156
Outstanding as of June 30, 2021	14,318,812	0.3229	8.70	254,748
Options vested and exercisable as of June 30,2021	4,679,469	0.0669	7.76	79,066

Outstanding as of July 1, 2021	14,318,812	0.3229	8.70	254,748
Granted	2,958,000	0.8000
Forfeited	(1,566,500)	0.5841
Outstanding as of June 30, 2022	15,710,312	0.3861	7.90	346,142
Options vested and exercisable as of June 30,2022	7,478,922	0.2041	7.23	173,915

Outstanding as of July 1, 2022	15,710,312	0.3861	7.90	346,142
Granted	3,375,000	0.1270
Forfeited	(860,061)	0.5991
Outstanding as of June 30, 2023	18,225,251	0.1831	9.01	346,378
Options vested and exercisable as of June 30,2023	10,478,605	0.1484	8.92	201,781

Schedule of Estimated Fair Value of Each Option Grant	The estimated fair value of each option grant is estimated on the date of grant using the Binominal option-pricing model with the following assumptions:
	For the years ended June 30,
	2021	2022	2023

Expected volatility	44.00%-52.18%	44.04%-45.32%	46.00%-48.00%
Risk-free interest rate (per annum)	0.69%-1.69%	1.48%-2.39%	3.15%-3.80%
Expected dividend yield	0.00%	0.00%	0.00%
Expected term (in years)	10	10	10
Fair value of the underlying shares on the date of option grants (US$)	0.50-2.80	3.08-3.87	3.80-3.93

Schedule of Summary of Activities of Restricted Shares	A summary of activities of restricted shares for the years ended June 30, 2021, 2022 and 2023 is presented below:
	Number of shares	Weighted- Average Grant Date Fair Value (in US$)

Unvested at July 1, 2020	13,920,771	0.06
Granted	150,000	1.06
Vested	(410,111)	0.06
Unvested at June 30, 2021	13,660,660	0.07

Unvested at July 1, 2021	13,660,660	0.07
Granted	-	-
Vested	(6,905,330)	0.08
Unvested at June 30, 2022	6,755,330	0.06

Unvested at July 1, 2022	6,755,330	0.06
Vested	(6,755,330)	0.06
Unvested at June 30, 2023	-	-